CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE PROMISSORY NOTES
Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$100,000	12-13-10	12-13-12	100,000	1-16-13
$25,000	4-11-11	4-08-13
$35,000	4-15-11	4-15-13	35,000	6-11-12
$10,000	4-22-11	4-22-13	10,000	5-31-12
$50,000	4-27-11	4-27-13	50,000	1-16-13
$10,000	4-08-11	4-08-13

Principal Amount	Issue Date	Maturity Date
$16,037	11-1-10	11-1-12	Note principal and accrued interest assigned June, 2012
$4,250	12-1-10	12-1-12	Note principal and accrued interest assigned June, 2012
$4,250	1-1-11	1-1-12	Note principal and accrued interest assigned June, 2012
$4,250	2-1-11	2-1-12	Note principal and accrued interest assigned October, 2012
$4,250	3-1-11	3-1-12	Note principal and accrued interest assigned October, 2012
$4,250	4-1-11	4-1-12
$4,250	5-1-11	5-1-12

Principal Amount	Issue Date	Maturity Date	Assigned
$125,000	12-28-10	12-6-11	$83,000,	Assigned October 2012
			42,000	Assigned September 2012
$62,500	12-28-10	12-6-11	62,500	Assigned January 2013
$100,000	4-13-11	12-6-11	100,000	Assigned January 2013
$25,000	4-13-11	12-6-11	25,000	Assigned January 2013
$25,000	5-13-11	12-6-11	25,000	Assigned January 2013
$50,000	5-16-11	12-6-11	50,000	Assigned January 2013
$25,000	5-10-11	12-6-11	25,000	Assigned January 2013
$25,000	5-24-11	12-6-11	25,000	Assigned January 2013
$31,250	6-7-11	12-6-11	31,250	Assigned January 2013
$31,250	6-3-11	12-6-11	31,250	Assigned January 2013

Principal Amount	Issue Date	Maturity Date	Convertedto Equity	Assigned	Paid	Assigned or Conversion Date
$21,000	7-28-11	1-24-12	$21,000			February 2012
$21,000	7-28-11	1-24-12	$21,000			February 2012
$10,000	8-16-11	2-12-12		$10,000		October 2012
$20,000	8-18-11	2-14-12		$20,000		September 2012
$5,000	9-6-11	3-4-12	$5,000			February 2012
$5,000	9-9-11	3-7-12	$5,000			February 2012
$3,000	9-26-11	3-24-12			3,000	March 2013
$5,000	11-2-11	4-30-12	$5,000			February 2012
$10,000	11-23-11	5-21-12		$10,000		September 2012

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$5000	12-30-11	6-27-12	$5,000	February 2012
$100,000	1-17-12	7-15-12	$100,000	December 2012
$3,750	2-21-12	8-19-12	$3,750	February 2012
$25,000	4-2-12	9-29-12	$25,000	April 2012
$5,000	5-18-12	11-14-12	$5,000	December 2012
$21,500	6-6-12	1-6-13	$21,500	December 2012
$13,000	6-6-12	12-3-12
$5,000	7-10-12	1-6-13	$5,000	December 2012
$50,000	8-23-12	2-19-13
$5,500	9-4-12	3-3-13	$5,500	December 2012
$5,000	9-21-12	3-20-13	$5,000	September 2013
$10,000	9-24-12	3-23-13	$10,000	September 2013
$21,000	10-2-12	3-31-13	$21,000	September 2013
$5,000	10-16-12	4-14-13	$5,000	October 2012
$19,900	10-26-12	4-24-13	$19,900	September 2013
$10,000	10-29-12	4-27-13	$10,000	October 2012
$11,437	10-30-12	10-30-13	$11,437	November 2012
$10,000	11-2-12	5-1-13	$10,000	December 2012
$7,500	11-2-12	5-1-13	$7,500	November 2012
$24,000	11-2-12	5-1-13	$24,000	November 2012
$10,000	11-5-12	5-4-13	$10,000	September 2013
$50,371	11-7-12	5-6-13	$5,000	August 2013
$20,000	11-8-12	5-7-13	20,000	September 2013
$5,000	11-10-12	5-9-13	$5,000	December 2012
$6,000	11-13-12	5-12-13	$6,000	September 2013
$13,000	11-19-12	5-18-13	$13,000	September 2013
$25,000	5-13-13	11-9-13	$25,000	May 2013
$38,300	5-24-13	11-24-13
$20,000	6-5-13	12-2-13
$150,000	5-24-13	11-24-13	$150,000	September 2013

2013	$650,000
Thereafter	—
Total principal	$650,000

2013	$137,392
2014	1,794,443
Thereafter	—
Total principal	1,931,835
Less debt discounts resulting from warrant and derivative liabilities	(1,445,899)
Net carrying amount	$485,936

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$100,000	12-13-10	12-13-12
$25,000	4-11-11	4-08-13
$35,000	4-15-11	4-15-13	35,000	06-11-12
$10,000	4-22-11	4-22-13	10,000	05-31-12
$50,000	4-27-11	4-27-13
$10,000	04-08-11	4-08-13	10,000

Principal Amount	Issue Date	Maturity Date
$16,037	11-1-10	11-1-12	Note principal and accrued interest assigned June, 2012
$4,250	12-1-10	12-1-12	Note principal and accrued interest assigned June, 2012
$4,250	1-1-11	1-1-12	Note principal and accrued interest assigned June, 2012
$4,250	2-1-11	2-1-12	Note principal and accrued interest assigned October, 2012
$4,250	3-1-11	3-1-12	Note principal and accrued interest assigned October, 2012
$4,250	4-1-11	4-1-12
$4,250	5-1-11	5-1-12

Principal Amount	Issue Date	Maturity Date	Assigned
$125,000	12-28-10	12-6-11	$83,000 42,000	,	Assigned October and September 2012
$62,500	12-28-10	12-6-11
$100,000	4-13-11	12-6-11
$25,000	4-13-11	12-6-11
$25,000	5-13-11	12-6-11
$50,000	5-16-11	12-6-11
$25,000	5-10-11	12-6-11
$25,000	5-24-11	12-6-11
$31,250	6-7-11	12-6-11
$31,250	6-3-11	12-6-11

Principal Amount	Issue Date	Maturity Date		Converted to Equity	Assigned	Assigned or Conversion Date
$21,000	7-28-11	1-24-12		$21,000		February 2012
$21,000	7-28-11	1-24-12		$21,000		February 2012
$10,000	8-16-11	2-12-12	$		$10,000	October 2012
$20,000	8-18-11	2-14-12			$20,000	September 2012
$5,000	9-6-11	3-4-12		$5,000		February 2012
$5,000	9-9-11	3-7-12		$5,000		February 2012
$3,000	9-26-11	3-24-12
$5,000	11-2-11	4-30-12		$5,000		February 2012
$10,000	11-23-11	5-21-12			$10,000	September 2012

Principal Amount	Issue Date	Maturity Date	Consolidated Debt	Converted to Equity	Conversion Date
$5,000	12-30-11	6-27-12		$5,000	February 2012
$3,637
$(3,637)	1-5-12	1-4-13	10-30-12	$3,638	November 2012
$100,000	1-17-12	7-15-12		$100,000	December 2012
$7,800
$(7,800)	2-8-12	2-7-13	10-30-12	$7,800	November 2012
$3,750	2-21-12	8-19-12		$3,750	February 2012
$25,000	4-2-12	9-29-12		$25,000	April 2012
$5,000	5-18-12	11-14-12		$5,000	December 2012
$13,000	6-6-12	12-3-12
$5,000	7-10-12	1-6-13		$5,000	December 2012
$50,000	8-23-12	2-19-13
$5,500	9-4-12	3-3-13		$5,500	December 2012
$5,000	9-21-12	3-20-13
$10,000	9-24-12	3-23-13
$21,000	10-2-12	3-31-13
$5,000	10-9-12	NA		$5,000	October 2012
$19,900	10-26-12	4-24-13
$10,000	10-29-12	4-27-13		$10,000	October 2012
$11,437	10-30-12	10-30-13	From Consolidation	$11,437	November 2012
$10,000	11-2-12	5-1-13		$10,000	December 2012
$7,500	11-2-12	5-1-13		$7,500	November 2012
$24,000	11-2-12	5-1-13		$24,000	November 2012
$50,000	11-7-12	5-6-13		$50,000	November 2012
$10,000	11-8-12	NA		$10,000	November 2012
$20,000	11-8-12	5-7-13
$6,000	11-13-12	5-12-13
$350	11-13-12	NA
$13,000	11-19-12	5-18-13

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
$15,000	3-9-12	10-27-12	$15,000	March 2012
$24,325	5-4-12	11-4-12	$24,325	May 2012

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Repaid	Conversion Repayment Date
$37,500	2-7-12	10-27-12	$24,000		August 2012
			$2,767		September 2012
			$10,733		October 2012
$17,000	3/19/12	12-21-12	$17,000		October 2012
$13,000	5/3/12	2-7-13		$13,000	November 2012
$24,000	6/13/12	3-15-13		$24,000	December 2012

Principal Amount	Issue Date	Maturity Date	Converted to Equity		Conversion Date
$9,202	10-2-12	NA		$9,202	December 2012
$10,000	10-18-12	NA		$10,000	October 2012
$40,000	10-24-12	NA		$30,000	Oct & Nov 2012
$10,172	11-4-12	5-3-13	$
$43,000	12-12-12	Demand

Principal Amount	Issue Date	Maturity Date	Converted to Equity	Conversion Date
5,000	10-27-11	4-24-12	$5,000	March 2012
30,000	11-30-11	5-28-12	$30,000	March2012
10,000	12-8-11	6-5-12	$10,000	March 2012
5,000	12-14-11	6-11-12	$5,000	March 2012

2013	$819,359
Less Debt discounts resulting from warrant and derivative liabilities	(50,467)
Net minimum payments	$768,892